[Liberty Logo]
LIBERTY
-------------------------
          FUNDS GROUP

LIBERTY FUNDS GROUP LLC

COLONIAL MANAGEMENT ASSOCIATES, INC.

COLONIAL ADVISORY SERVICES, INC.

STEIN ROE MANAGEMENT ASSOCIATES Stein Roe & Farnham Incorporated

LIBERTY FUNDS DISTRIBUTOR, INC.

LIBERTY FUNDS SERVICES, INC.


May 3, 2002


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     SteinRoe Variable Investment Trust (Trust)
        File Nos.  33-14954 and 811-5199


Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated May 1, 2002, for the Funds does not differ from that contained in Post-Effective Amendment No. 22 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 25, 2002.

Very truly yours,

STEINROE VARIABLE INVESTMENT TRUST


/s/Ellen Harrington
Ellen Harrington
Assistant Secretary




One Financial Center, Boston, MA 02111-2621